Derivatives and hedge accounting - Maturity analysis (Details) kr in Millions	Dec. 31, 2018 SEK (kr)	Dec. 31, 2017 SEK (kr)
Fair-value hedges | Not later than one month
Derivatives used as fair-value hedge
Cash inflows (assets)	kr 261	kr 47
Cash outflows (liabilities)	(99)	8
Net cash inflows	162	55
Fair-value hedges | Later than one month and not later than three months
Derivatives used as fair-value hedge
Cash inflows (assets)	518	238
Cash outflows (liabilities)	(1,064)	56
Net cash inflows	(546)	294
Fair-value hedges | Later than three months and not later than one year
Derivatives used as fair-value hedge
Cash inflows (assets)	1,138	700
Cash outflows (liabilities)	(1,095)	(977)
Net cash inflows	43	(277)
Fair-value hedges | Between 1 and 5 years
Derivatives used as fair-value hedge
Cash inflows (assets)	2,311	3,428
Cash outflows (liabilities)	(4,721)	(1,526)
Net cash inflows	(2,410)	1,902
Fair-value hedges | More than 5 years
Derivatives used as fair-value hedge
Cash inflows (assets)	1,858	459
Cash outflows (liabilities)	(343)	(869)
Net cash inflows	kr 1,515	kr (410)
Interest rate-related contracts | Hedge of fixed rate assets | Not later than one month
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	40
Interest rate-related contracts | Hedge of fixed rate assets | Later than one month and not later than three months
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	40
Interest rate-related contracts | Hedge of fixed rate assets | Later than three months and not later than one year
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	220
Interest rate-related contracts | Hedge of fixed rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	6,769
Interest rate-related contracts | Hedge of fixed rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	6,234
Interest rate-related contracts | Hedge of fixed rate liabilities | Not later than one month
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	10
Interest rate-related contracts | Hedge of fixed rate liabilities | Later than one month and not later than three months
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	8,967
Interest rate-related contracts | Hedge of fixed rate liabilities | Later than three months and not later than one year
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	34,248
Interest rate-related contracts | Hedge of fixed rate liabilities | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	100,167
Interest rate-related contracts | Hedge of fixed rate liabilities | More than 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	3,798
Currency-related contracts | Hedge of fixed rate assets | Not later than one month
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	3
Currency-related contracts | Hedge of fixed rate assets | Later than one month and not later than three months
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	12
Currency-related contracts | Hedge of fixed rate assets | Later than three months and not later than one year
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	545
Currency-related contracts | Hedge of fixed rate assets | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	2,195
Currency-related contracts | Hedge of fixed rate assets | More than 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	191
Currency-related contracts | Hedge of fixed rate liabilities | Later than one month and not later than three months
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	3,317
Currency-related contracts | Hedge of fixed rate liabilities | Later than three months and not later than one year
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	3,672
Currency-related contracts | Hedge of fixed rate liabilities | Between 1 and 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	13,936
Currency-related contracts | Hedge of fixed rate liabilities | More than 5 years
Derivatives used as fair-value hedge
Nominal amount of hedging instrument	5,990